SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2024	December 31, 2023
300,000,000 common shares of $0.01 par value each (December 31, 2023: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2024	December 31, 2023
138,803,619 common shares of $0.01 par value each (December 31, 2023: 138,562,173 common shares of $0.01 par value each)	1,388	1,386